Income Taxes - Expiration of tax loss carryforwards (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes
Tax loss carryforwards for which deferred taxes were recognized	$ 28,329,882
Benefit from tax loss carryforwards derived from the disposal in 2014 of its investment in GSF	15,086,807
Tax loss carryforwards derived from disposal of GSF for which deferred taxes were recognized	15,086,807
2020
Income Taxes
Tax loss carryforwards for which deferred taxes were recognized	91,050
2021
Income Taxes
Tax loss carryforwards for which deferred taxes were recognized	174,278
2022
Income Taxes
Tax loss carryforwards for which deferred taxes were recognized	2,051,839
2023
Income Taxes
Tax loss carryforwards for which deferred taxes were recognized	233,434
2024
Income Taxes
Tax loss carryforwards for which deferred taxes were recognized	972,878
Thereafter
Income Taxes
Tax loss carryforwards for which deferred taxes were recognized	24,806,403
Expires between 2019 and 2028
Income Taxes
Unused tax loss carryforwards for which no deferred taxes were recognized	1,780,793
Expires between 2019 and 2037
Income Taxes
Tax loss carryforwards of subsidiaries in South America, the United States, and Europe	2,496,982
Certain Mexican subsidiaries
Income Taxes
Utilized tax loss carryforwards	$ 6,457,550	$ 14,072,331	$ 5,806,602